Schedule II Valuation and Qualifying Accounts (Details) - Allowance for Doubtful Accounts [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Balance	$ 23,011	$ 24,872	$ 27,854	$ 22,128
Valuation Allowances and Reserves, Additions	13,420	13,411	13,597
Valuation Allowances and Reserves, Deductions	$ 15,281	$ 16,393	$ 7,871